Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following are the contractual maturities of financial liabilities as at December 31, 2025:

	< 1 Year	1-2 Years	3-5 Years
Accounts payable	1,242,676	—	—
Due to related parties	278,502	—	—
Loan payable	—	—	12,151,389

SCHEDULE OF FINANCIAL ASSETS INCLUDED IN THE STATEMENT OF FINANCIAL POSITION

Financial assets included in the statement of financial position are as follows:

	December 31, 2025	December 31, 2024
Fair value through profit and loss:
Cash	$3,349,977	$1,350,411
Marketable securities	19,884	34,563

Amortized cost:
Reclamation bonds	16,725,199	16,087,691

SCHEDULE OF FINANCIAL LIABILITIES INCLUDED IN THE STATEMENT OF FINANCIAL POSITION

Financial liabilities included in the statement of financial position are as follows:

	December 31, 2025	December 31, 2024
Non-derivative financial liabilities:
Accounts payable	$1,242,676	$760,631
Due to related parties	278,502	223,489
Loan payable	12,151,389	9,283,793